Employee Benefit Plans (Details) (USD $)	12 Months Ended			3 Months Ended		12 Months Ended										1 Months Ended		12 Months Ended
	Dec. 31, 2012 Deferred compensation and long-term incentive plans	Dec. 31, 2011 Deferred compensation and long-term incentive plans	Dec. 31, 2010 Deferred compensation and long-term incentive plans	Mar. 31, 2013 AIG	Mar. 31, 2012 AIG	Dec. 31, 2012 AIG	Dec. 31, 2011 AIG	Dec. 31, 2010 AIG	Dec. 31, 2012 AIG AIG's share-based payment and liability programs	Dec. 31, 2011 AIG AIG's share-based payment and liability programs	Dec. 31, 2010 AIG AIG's share-based payment and liability programs	Dec. 31, 2012 AIG AIG pension plan and 401(k) plans	Dec. 31, 2011 AIG AIG pension plan and 401(k) plans	Dec. 31, 2010 AIG AIG pension plan and 401(k) plans	Dec. 31, 2012 AIG AIG's U.S. benefit plans	Apr. 30, 2012 AIG AIG Retirement Plan	Apr. 30, 2012 AIG AIG Retirement Plan Maximum	Dec. 31, 2010 Out-of-period adjustment Pension plan expenses AIG AIG pension plan and 401(k) plans
Related party transactions
Pension plan and 401(k) plan expenses allocated by AIG				$ 6,627,000	$ 8,677,000	$ 22,941,000	$ (1,246,000)	$ 30,512,000				$ 4,900,000	$ 4,700,000	$ 23,800,000				$ 20,200,000
Projected benefit obligations in excess of plan assets															1,400,000,000
Pay credits, percentage of annual eligible compensation																6.00%
Service period of participants for calculating pay credits																	44 years
Compensation expenses for participation in AIG's share-based payment and liability programs									15,400,000	(3,200,000)	12,800,000
Compensation expenses for deferred compensation and long-term incentive plans	$ 12,700,000	$ 9,900,000	$ 6,400,000